UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    ----------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                  Date of reporting period: SEPTEMBER 30, 2005
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                            MARKET
      VALUE                                                                               VALUE
(LOCAL CURRENCY)                                                                      (US DOLLARS)
----------------                                                                     -------------
FOREIGN BONDS AND NOTES+ - 137.6%

                   AUSTRALIA - 5.6%
      10,500,000   Australian Government (AUD), 7.500%, 9/15/09 ..............       $   8,622,908
       5,000,000   New South Wales Treasury Corp. (AUD), 8.000%, 3/01/08 .....           4,023,191
       8,300,000   Queensland Treasury (AUD), 6.000%, 7/14/09  ...............           6,448,315
                                                                                     -------------
                                                                                        19,094,414
                                                                                     -------------
                   AUSTRIA - 0.5%
       2,500,000   Republic of Austria (TRY), 14.000%, 8/03/06 ...............           1,870,033
                                                                                     -------------
                   BRAZIL - 10.5%
      18,000,000   Banco Bradesco (BRL), 17.500%, 12/10/07 ...................           8,192,091
      11,200,000   BIE Bank & Trust (BRL), 16.800%, 3/13/07 ..................           5,034,526
       5,750,000   Citibank NA (BRL), 15.000%, 7/02/10 .......................           2,699,267
       1,997,120   Citigroup Global Markets (USD), 6.000%, 4/02/08 ...........           2,244,910
      31,903,000   Electropaulo Metropolitan (BRL), 19.125%, 6/28/10 .........          15,306,345
       2,000,000   Petrobras International Finance (USD), 8.375%, 12/10/18 ...           2,241,900
                                                                                     -------------
                                                                                        35,719,039
                                                                                     -------------
                   CANADA - 7.5%
       7,000,000   Canadian Government (CAD), 5.250%, 6/01/13  ...............           6,574,400
       6,700,000   Canadian Government (CAD), 5.750%, 6/01/29  ...............           7,049,265
       7,000,000   Province of Manitoba (NZD), 6.375%, 9/01/15 ...............           4,772,999
      10,965,000   Province of Ontario (NZD), 6.250%, 6/16/15  ...............           7,417,778
                                                                                     -------------
                                                                                        25,814,442
                                                                                     -------------
                   COLOMBIA - 7.3%
  24,113,000,000   Republic of Colombia (COP), 11.750%, 3/01/10 ..............          12,204,350
  24,739,000,000   Republic of Colombia (COP), 12.000%, 10/22/15 .............          12,788,333
                                                                                     -------------
                                                                                        24,992,683
                                                                                     -------------
                   GERMANY - 5.6%
       4,600,000   KfW Bankengruppe (GBP), 4.750%, 12/07/10 ..................           8,227,891
       3,650,000   KfW International Finance (CAD), 4.950%, 10/14/14 .........           3,337,905
      11,000,000   KfW Kredit Wiederaufbau (NZD), 6.000%, 7/15/09  ...........           7,452,747
                                                                                     -------------
                                                                                        19,018,543
                                                                                     -------------
                   INDONESIA - 4.2%
  98,500,000,000   Indonesia Recapital Bond (IDR), 13.150%, 3/15/10 ..........           9,172,196
  53,500,000,000   Indonesia Recapital Bond (IDR), 14.000%, 6/15/09 ..........           5,184,108
                                                                                     -------------
                                                                                        14,356,304
                                                                                     -------------
                   JAMAICA - 3.3%
       4,950,000   Government of Jamaica (EUR), 10.500%, 10/27/14 ............           7,102,704
       3,000,000   Government of Jamaica (EUR), 11.000%, 7/27/12 .............           4,310,243
                                                                                     -------------
                                                                                        11,412,947
                                                                                     -------------
                   KAZAKHSTAN - 3.7%
       6,000,000   Kazkommerts International BV (USD), 7.875%, 4/07/14 .......           6,336,000
       6,000,000   TuranAlem Finance BV (USD), 8.000%, 3/24/14  ..............           6,225,432
                                                                                     -------------
                                                                                        12,561,432
                                                                                     -------------


                 See Notes to Quarterly Portfolio of Investments          Page 1

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                            MARKET
      VALUE                                                                               VALUE
(LOCAL CURRENCY)                                                                      (US DOLLARS)
----------------                                                                     -------------
FOREIGN BONDS AND NOTES+ - CONTINUED

                   MEXICO - 10.0%
     114,600,000   Mexican Fixed Rate Bonds (MXN), 8.000%, 12/19/13  .........       $  10,323,269
      61,355,100   Mexican Fixed Rate Bonds (MXN), 9.500%, 12/18/14  .........           6,048,243
       7,000,000   Pemex Project Funding Master Trust (USD), 7.750%, 9/29/49 .           7,295,750
     123,000,000   United Mexican States (MXN), 8.000%, 12/07/23 .............          10,607,707
                                                                                     -------------
                                                                                        34,274,969
                                                                                     -------------
                   MULTINATIONAL - 7.3%
       8,400,000   European Investment Bank (AUD), 5.750%, 9/15/09 ...........           6,439,166
       4,400,000   European Investment Bank (GBP), 7.625%, 12/07/07 ..........           8,276,025
       6,500,000   European Investment Bank (NZD), 6.500%, 9/10/14 ...........           4,510,528
       2,000,000   European Investment Bank (TRY), 14.500%, 2/21/07 ..........           1,512,811
       2,240,000   Nordic Investment Bank (GBP), 5.750%, 11/06/08 ............           4,102,016
                                                                                     -------------
                                                                                        24,840,546
                                                                                     -------------
                   NETHERLANDS - 4.7%
       4,900,000   Bank Nederlandse Gemeenten NV (GBP), 4.625%, 12/07/06  ....           8,652,641
      11,000,000   Bank Nederlandse Gemeenten NV (NZD), 5.250%, 6/17/09 ......           7,294,597
                                                                                     -------------
                                                                                        15,947,238
                                                                                     -------------
                   NEW ZEALAND - 4.9%
      11,700,000   Government of New Zealand (NZD), 7.000%, 7/15/09  .........           8,386,779
      12,000,000   Government of New Zealand (NZD), 6.500%, 2/15/06  .........           8,298,498
                                                                                     -------------
                                                                                        16,685,277
                                                                                     -------------
                   NORWAY - 9.2%
      11,000,000   Eksportsfinans (TRY), 14.625%, 3/15/07 ....................           8,251,020
      11,300,000   Kommunalbanken (TRY), 14.750%, 2/09/09 ....................           8,527,661
       8,600,000   Kommunalbanken AS (AUD), 5.750%, 10/15/07 .................           6,556,902
       4,500,000   Kommunalbanken AS (GBP), 4.750%, 1/28/10 ..................           8,024,959
                                                                                     -------------
                                                                                        31,360,542
                                                                                     -------------
                   PERU - 5.9%
      23,750,000   Peru Bono Soberano (PEN), 9.910%, 5/05/15 .................           8,615,176
      19,000,000   Republic of Peru (PEN), 8.600%, 8/12/17 ...................           6,357,214
       4,000,000   Republic of Peru (USD), 9.875%, 2/06/15 ...................           5,131,200
                                                                                     -------------
                                                                                        20,103,590
                                                                                     -------------
                   PHILIPPINES - 3.3%
       6,000,000   Republic of Philippines (USD), 8.875%, 3/17/15 ............           6,389,400
       4,500,000   Republic of Philippines (USD), 9.500%, 2/02/30 ............           4,817,250
                                                                                     -------------
                                                                                        11,206,650
                                                                                     -------------
                   RUSSIA - 11.7%
      13,420,000   Alrosa Company SA (USD), 8.875%, 11/17/14 .................          15,945,644
       9,000,000   Russian Stand Bank (USD), 8.125%, 4/21/08  ................           9,236,700
      14,000,000   UBS Luxembourg (Vimpelcom) (USD), 8.000%, 2/11/10 .........          14,654,500
                                                                                     -------------
                                                                                        39,836,844
                                                                                     -------------


Page 2           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL                                                                            MARKET
      VALUE                                                                               VALUE
(LOCAL CURRENCY)                                                                      (US DOLLARS)
----------------                                                                     -------------
FOREIGN BONDS AND NOTES+ - CONTINUED

                   SOUTH AFRICA - 5.7%
     124,600,000   Republic of South Africa (ZAR), 8.000%, 12/21/18 ..........       $  19,476,180
                                                                                     -------------
                   SPAIN - 5.9%
      11,500,000   Instituto de Credito Oficial (AUD), 5.500%, 10/11/12 ......           8,688,275
       8,700,000   Instituto de Credito Oficial (AUD), 5.500%, 11/15/06 ......           6,620,831
       5,250,000   Instituto de Credito Oficial (CAD), 5.000%, 3/31/20 .......           4,773,097
                                                                                     -------------
                                                                                        20,082,203
                                                                                     -------------
                   SWEDEN - 1.6%
       8,000,000   Swedish Export Credit (NZD), 4.300%, 6/26/06 ..............           5,421,425
                                                                                     -------------
                   TURKEY - 2.7%
       8,900,000   Finans Capital Finance Ltd. (USD), 9.000%, 10/07/14 .......           9,405,520
                                                                                     -------------
                   UNITED KINGDOM - 5.0%
       3,100,000   United Kingdom Treasury (GBP), 5.750%, 12/07/09 ...........           5,789,746
       3,100,000   United Kingdom Treasury (GBP), 5.000%, 3/07/08 ............           5,571,101
       3,000,000   United Kingdom Treasury (GBP), 7.250%, 12/07/07 ...........           5,626,738
                                                                                     -------------
                                                                                        16,987,585
                                                                                     -------------
                   UNITED STATES - 0.4%
       2,000,000   General Electric Capital Corp. (TRY), 12.250%, 8/10/09 ....           1,496,769
                                                                                     -------------
                   URUGUAY - 4.0%
       8,750,000   Republic of Uruguay (USD), 9.250%, 5/17/17 ................           9,861,250
     177,300,000   Republica Orient Uruguay (UYU), 17.750%, 2/04/06 ..........           3,745,281
                                                                                     -------------
                                                                                        13,606,531
                                                                                     -------------
                   VENEZUELA - 7.1%
      19,200,000   Republic of Venezuela (USD), 8.500%, 10/08/14 .............          21,369,600
       2,500,000   Republic of Venezuela (USD), 9.250%, 9/15/27 ..............           2,962,625
                                                                                     -------------
                                                                                        24,332,225
                                                                                     -------------
                   TOTAL FOREIGN BONDS AND NOTES+ ............................         469,903,931
                   (Cost $455,169,828)                                               -------------

                   TOTAL INVESTMENTS - 137.6% ................................         469,903,931
                   (Cost $455,169,828)*

                   LOAN OUTSTANDING - (42.9)% ................................        (146,477,736)
                                                                                     -------------
                   NET OTHER ASSETS AND LIABILITIES - 5.3% ...................          18,024,087
                                                                                     -------------
                   NET ASSETS - 100.0% .......................................       $ 341,450,282
                                                                                     =============

----------
      * Aggregate cost for federal income tax and financial reporting purposes

      + Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management, Inc. - the Sub-Advisor.


                 See Notes to Quarterly Portfolio of Investments          Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

      AUD    Australian Dollar
      BRL    Brazilian Real
      CAD    Canadian Dollar
      COP    Colombian Peso
      EUR    European Monetary Unit
      GBP    British Pound Sterling
      IDR    Indonesian Rupiah
      JPY    Japanese Yen
      MXN    Mexican Peso
      NZD    New Zealand Dollar
      PEN    Peruvian New Sol
      SGD    Singapore Dollar
      TRY    Turkish Lira
      TWD    Taiwan Dollar
      USD    United States Dollar
      UYU    Uruguay Peso
      ZAR    South African Rand


Page 4           See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
SEPTEMBER 30, 2005 (UNAUDITED)

                       FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                 CONTRACTS TO RECEIVE
               ---------------------------------------------------------           NET
                                                                                UNREALIZED
                                                                  IN           APPRECIATION/
EXPIRATION                LOCAL               VALUE IN         EXCHANGE       (DEPRECIATION)
   DATE                 CURRENCY*              U.S. $         FOR U.S. $       OF CONTRACTS
----------     -----------------------       ----------       ----------      --------------
10/11/05       TWD         324,800,000        9,796,135       10,000,000       $  (203,865)
10/24/05       JPY         352,726,625        3,115,349        3,175,000           (59,651)
10/24/05       SGD           7,009,407        4,146,121        4,175,000           (28,879)
10/31/05       JPY       2,371,492,200       20,961,892       21,000,000           (38,108)
10/31/05       SGD          33,826,000       20,013,371       20,000,000            13,371
                                                                               -----------
                                                                               $  (317,132)
                                                                               ===========

                       FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                 CONTRACTS TO DELIVER
               ---------------------------------------------------------           NET
                                                                                UNREALIZED
                                                                  IN           APPRECIATION/
EXPIRATION                LOCAL               VALUE IN         EXCHANGE       (DEPRECIATION)
   DATE                 CURRENCY*              U.S. $         FOR U.S. $       OF CONTRACTS
----------     -----------------------       ----------       ----------      --------------
10/24/05       GBP          31,600,000       55,710,136       57,006,400       $ 1,296,264
10/25/05       NZD          28,400,000       19,601,419       19,887,384           285,965
10/31/05       AUD          62,000,000       47,207,544       46,715,946          (491,598)
10/31/05       NZD          51,000,000       35,180,672       34,625,838          (554,834)
                                                                               -----------
                                                                               $   535,797
                                                                               ===========
Net Unrealized Appreciation of Forward Foreign Currency Contracts              $   218,665
                                                                               ===========

*     Please see page 4 for currency descriptions.


                 See Notes to Quarterly Portfolio of Investments          Page 5

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                               SEPTEMBER 30, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value, with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, credit-linked notes as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in net other assets and liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets and liabilities. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                               SEPTEMBER 30, 2005

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of September 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,464,120, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,730,017.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              NOVEMBER 23, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.